Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921 Tel. +1.215.963.5000 Fax: +1.215.963.5001 www.morganlewis.com

April 28, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Daily Income Trust Post-Effective Amendment No. 72 to Registration Statement on Form N-1A (002-77048 and 811-03451)

Ladies and Gentlemen:

On behalf of our client, SEI Daily Income Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 72 and, under the Investment Company Act of 1940, as amended, Amendment No. 71 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act, for the purpose of adding a new class of shares to the Ultra Short Duration Bond Fund, a series of the Trust.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Jessica Holt